Supplemental Financial Information (Condensed Consolidated Statement of Financial Position) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Total current assets	$ 2,486	$ 2,832
Property, plant and equipment	18,167	18,712
Other assets
Regulatory assets (note 15)	1,431	1,404
Goodwill	5,835	6,313	$ 5,805
Other long-term assets	3,923	3,053
Total other assets	11,189	10,770
Total assets	31,842	32,314
Liabilities and Equity
Total current liabilities	4,166	4,553
Long-term liabilities
Long-term debt	13,679	14,292
Deferred income taxes	1,285	1,320
Regulatory liabilities	1,886	2,359
Other long-term liabilities	764	684
Total long-term liabilities	19,075	19,403
Equity
Total Emera Incorporated equity	8,566	8,317
Non-controlling interest in subsidiaries	35	41
Total equity	8,601	8,358	$ 7,204
Total liabilities and equity	31,842	32,314
Eliminations
Assets
Total current assets	(294)	(244)
Property, plant and equipment	5	(3)
Other assets
Regulatory assets (note 15)	0	0
Goodwill	0	0
Other long-term assets	(16,955)	(17,235)
Total other assets	(16,955)	(17,235)
Total assets	(17,244)	(17,482)
Liabilities and Equity
Total current liabilities	(1,079)	(265)
Long-term liabilities
Long-term debt	(6,209)	(6,994)
Deferred income taxes	0	6
Regulatory liabilities	0	0
Total long-term liabilities	(6,230)	(7,009)
Equity
Total Emera Incorporated equity	(9,949)	(10,227)
Non-controlling interest in subsidiaries	14	19
Total equity	(9,935)	(10,208)
Total liabilities and equity	(17,244)	(17,482)
Emera Inc. | Reportable Legal Entities
Assets
Total current assets	96	146
Property, plant and equipment	23	24
Other assets
Regulatory assets (note 15)	0	0
Goodwill	3	0
Other long-term assets	11,994	11,457
Total other assets	11,997	11,457
Total assets	12,116	11,627
Liabilities and Equity
Total current liabilities	542	368
Long-term liabilities
Long-term debt	2,978	2,906
Deferred income taxes	0	0
Regulatory liabilities	0	0
Total long-term liabilities	3,016	2,942
Equity
Total Emera Incorporated equity	8,558	8,317
Non-controlling interest in subsidiaries	0	0
Total equity	8,558	8,317
Total liabilities and equity	12,116	11,627
Subsidiary Issuer | Reportable Legal Entities
Assets
Total current assets	27	67
Property, plant and equipment	0	0
Other assets
Regulatory assets (note 15)	0	0
Goodwill	0	0
Other long-term assets	3,856	4,660
Total other assets	3,856	4,660
Total assets	3,883	4,727
Liabilities and Equity
Total current liabilities	12	695
Long-term liabilities
Long-term debt	3,534	3,709
Deferred income taxes	3	3
Regulatory liabilities	0	0
Total long-term liabilities	3,537	3,712
Equity
Total Emera Incorporated equity	334	320
Non-controlling interest in subsidiaries	0	0
Total equity	334	320
Total liabilities and equity	3,883	4,727
Guarantor Subsidiaries | Reportable Legal Entities
Assets
Total current assets	1,486	1,767
Property, plant and equipment	13,099	13,745
Other assets
Regulatory assets (note 15)	519	645
Goodwill	5,762	6,208
Other long-term assets	1,739	971
Total other assets	8,020	7,824
Total assets	22,605	23,336
Liabilities and Equity
Total current liabilities	3,699	2,829
Long-term liabilities
Long-term debt	8,829	10,243
Deferred income taxes	515	668
Regulatory liabilities	1,793	2,118
Total long-term liabilities	12,834	13,903
Equity
Total Emera Incorporated equity	6,072	6,604
Non-controlling interest in subsidiaries	0	0
Total equity	6,072	6,604
Total liabilities and equity	22,605	23,336
Non-guarantor Subsidiaries | Reportable Legal Entities
Assets
Total current assets	1,171	1,096
Property, plant and equipment	5,040	4,946
Other assets
Regulatory assets (note 15)	912	759
Goodwill	70	105
Other long-term assets	3,289	3,200
Total other assets	4,271	4,064
Total assets	10,482	10,106
Liabilities and Equity
Total current liabilities	992	926
Long-term liabilities
Long-term debt	4,547	4,428
Deferred income taxes	767	643
Regulatory liabilities	93	241
Total long-term liabilities	5,918	5,855
Equity
Total Emera Incorporated equity	3,551	3,303
Non-controlling interest in subsidiaries	21	22
Total equity	3,572	3,325
Total liabilities and equity	$ 10,482	$ 10,106